Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Micro and SmallCap Shareholder Yield ETF
Common Stocks
Financials	20.8%
Industrials	18.6%
Consumer Discretionary	17.3%
Energy	14.5%
Materials	8.1%
Communication Services	4.9%
Information Technology	4.4%
Health Care	2.1%
Consumer Staples	2.1%
Utilities	1.1%
Closed End Funds	6.1%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

	Shares	Value
Common Stocks - 89.8%
Communication Services - 4.7%
Nexstar Media Group, Inc.	2,073	$383,070
Scholastic Corp.	9,425	295,285
Sinclair, Inc.	28,500	438,330
Spok Holdings, Inc.	22,773	349,110
TEGNA, Inc.	23,324	371,551
		1,837,346

Consumer Discretionary - 16.5%
Academy Sports & Outdoors, Inc.	5,617	303,711
Adtalem Global Education, Inc. (a)	5,411	424,276
Asbury Automotive Group, Inc. (a)	1,672	450,136
Buckle, Inc.	162	6,997
Caleres, Inc.	10,662	411,127
Carter's, Inc.	4,430	268,236
Ethan Allen Interiors, Inc.	11,043	340,897
Foot Locker, Inc.	231	6,713
KB Home	5,284	454,847
Kohl's Corp.	15,137	327,867
Landsea Homes Corp. (a)	27,998	341,016
Monarch Casino & Resort, Inc.	5,268	412,379
ODP Corp. (a)	7,078	299,045
Patrick Industries, Inc.	3,062	392,120
Perdoceo Education Corp.	20,207	500,932
Solo Brands, Inc. - Class A (a)	168,638	403,045
Steven Madden Ltd.	8,979	407,108
Sturm Ruger & Co., Inc.	136	6,135
Travel + Leisure Co.	7,542	347,611
Under Armour, Inc. - Class C (a)	903	6,131
Upbound Group, Inc.	10,523	397,033
		6,507,362

Consumer Staples - 2.0%
Cal-Maine Foods, Inc.	5,926	424,124
Edgewell Personal Care Co.	9,232	361,433
		785,557

Energy - 13.9%
Berry Corp.	45,030	308,906
California Resources Corp.	6,577	338,321
CNX Resources Corp. (a)	15,605	413,064
CONSOL Energy, Inc. (a)	4,289	428,085
CVR Energy, Inc.	10,331	295,467
Dorian LPG Ltd.	9,603	392,378
Gulfport Energy Corp. (a)	2,267	333,725
Helmerich & Payne, Inc.	8,200	331,444
International Seaways, Inc.	6,333	354,648
Liberty Energy, Inc.	18,191	439,313
Newpark Resources, Inc. (a)	859	7,095
Peabody Energy Corp.	15,968	354,649
Sitio Royalties Corp. - Class A	15,234	370,948
SM Energy Co.	6,895	318,549
VAALCO Energy, Inc.	55,738	399,084
World Kinect Corp.	13,746	383,926
		5,469,602

Financials - 19.9%
Bancorp, Inc. (a)	10,794	559,561
Brighthouse Financial, Inc. (a)	7,025	350,337
Brookfield Asset Management Ltd.	52	2,269
Cathay General Bancorp	168	7,446
CNO Financial Group, Inc.	13,312	464,056
Employers Holdings, Inc.	7,990	383,600
Enact Holdings, Inc.	11,617	395,327
First Busey Corp.	271	7,436
Genworth Financial, Inc. (a)	56,469	382,295
Horace Mann Educators Corp.	173	5,981
International Bancshares Corp.	6,603	445,306
Jackson Financial, Inc.	5,437	478,782
Lincoln National Corp.	11,566	385,148
Marqeta, Inc. - Class A (a)	59,644	321,481
MGIC Investment Corp.	16,332	405,687
Mr. Cooper Group, Inc. (a)	4,863	437,086
Navient Corp.	21,029	345,086
Pathward Financial, Inc.	7,043	475,684
PROG Holdings, Inc.	10,645	479,664
Radian Group, Inc.	11,042	409,658
SLM Corp.	16,999	385,707
Universal Insurance Holdings, Inc.	18,660	369,655
Westamerica Bancorp	132	7,123
Western Union Co.	26,269	312,338
		7,816,713

Health Care - 2.0%
Innoviva, Inc. (a)	23,785	448,109
Patterson Cos., Inc.	13,020	328,755
		776,864

Industrials - 17.8%
ACCO Brands Corp.	66,053	337,531
Apogee Enterprises, Inc.	6,394	438,884
Atkore, Inc.	2,062	278,370
Brady Corp. - Class A	6,162	441,261
Deluxe Corp.	17,747	432,672
Gates Industrial Corp. PLC (a)	22,710	422,179
Genco Shipping & Trading Ltd.	17,360	336,958
GMS, Inc. (a)	4,200	404,166
Greenbrier Cos., Inc.	7,248	369,720
Insteel Industries, Inc.	10,399	356,166
Kelly Services, Inc. - Class A	14,510	341,420
Kennametal, Inc.	15,365	401,641
ManpowerGroup, Inc.	4,975	380,985
Matson, Inc.	3,090	410,074
MillerKnoll, Inc.	11,817	366,563
Pangaea Logistics Solutions Ltd.	918	6,665
Proto Labs, Inc. (a)	179	6,233
REV Group, Inc.	20,224	590,136
SkyWest, Inc. (a)	5,156	412,171
Wabash National Corp.	12,684	272,579
		7,006,374

Information Technology - 4.2%
ASGN, Inc. (a)	4,076	385,875
DXC Technology Co. (a)	16,829	342,302
Immersion Corp.	52,393	669,059
Xerox Holdings Corp.	22,773	245,151
		1,642,387

Materials - 7.8%
Alpha Metallurgical Resources, Inc.	1,188	350,947
Arch Resources, Inc.	2,386	349,668
Kronos Worldwide, Inc.	32,214	385,280
LSB Industries, Inc. (a)	44,746	407,636
Ramaco Resources, Inc.	29,992	407,891
Ryerson Holding Corp.	11,637	276,844
SunCoke Energy, Inc.	37,434	437,978
Sylvamo Corp.	6,063	446,904
		3,063,148

Utilities - 1.0%
ALLETE, Inc.	6,293	405,898
Total Common Stocks (Cost $32,009,585)		35,311,251

Closed End Funds - 5.8%
Bain Capital Specialty Finance, Inc.	22,280	373,413
Barings BDC, Inc.	36,736	368,829
BlackRock TCP Capital Corp.	611	6,458
Carlyle Secured Lending, Inc.	22,016	388,803
CION Investment Corp.	33,813	414,547
Goldman Sachs BDC, Inc.	23,240	348,368
PennantPark Investment Corp. (b)	53,630	390,963
Total Closed End Funds (Cost $2,178,235)		2,291,381

Short-Term Investments - 4.8%
Investments Purchased with Proceeds from Securities Lending - 0.4%
First American Government Obligations Fund - Class X, 5.23% (c)	180,000	180,000
Money Market Funds - 4.4% First American Treasury Obligations Fund - Class X, 5.20% (c)	1,725,476	1,725,476
Total Short-Term Investments (Cost $1,905,476)		1,905,476

Total Investments - 100.4% (Cost $36,093,296)		39,508,108
Liabilities in Excess of Other Assets - (0.4%)		(156,342)
Total Net Assets - 100.0%		$39,351,766

Percentages are stated as a percent of net assets.
BDC - Business Development Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $174,960 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Micro and SmallCap Shareholder Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$35,311,251	$–	$–	$35,311,251
Closed End Funds	2,291,381	–	–	2,291,381
Investments Purchased with Proceeds from Securities Lending	180,000	–	–	180,000
Money Market Funds	1,725,476	–	–	1,725,476
Total Assets	$39,508,108	$–	$–	$39,508,108

Refer to the Schedule of Investments for further disaggregation of investment categories.